Payroll, staff and employee benefits obligations - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2018 USD ($)
Discount rates
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Impact on benefit obligation from increase in actuarial assumption	$ (766)
Impact on benefit obligation from decrease in actuarial assumption	$ 862
Inflation rates
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Impact on benefit obligation from increase in actuarial assumption	$ 582
Impact on benefit obligation from decrease in actuarial assumption	$ (533)